Share-Based Compensation (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,138	$ 1,940	$ 1,946
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	339	271	184
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	513	485	406
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	26	87	42
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,260	$ 1,097	$ 1,314